                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05689

Morgan Stanley Municipal Premium Income Trust
               (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York 10020
      (Address of principal executive offices)                       (Zip code)

Ronald E. Robison

1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: May 31, 2006

Date of reporting period November 30, 2005


Item 1 - Report to Shareholders

Welcome, Shareholder:

In this report, you'll learn about how your investment in Morgan Stanley Municipal Premium Income Trust performed during the semiannual period. We will provide an overview of the market conditions, and discuss some of the factors that affected performance during the reporting period. In addition, this report includes the Fund's financial statements and a list of Fund investments.


MARKET FORECASTS PROVIDED IN THIS REPORT MAY NOT NECESSARILY COME TO PASS. THERE IS NO ASSURANCE THAT THE FUND WILL ACHIEVE ITS INVESTMENT OBJECTIVE. THE FUND IS SUBJECT TO MARKET RISK, WHICH IS THE POSSIBILITY THAT MARKET VALUES OF SECURITIES OWNED BY THE FUND WILL DECLINE AND, THEREFORE, THE VALUE OF THE FUND'S SHARES MAY BE LESS THAN WHAT YOU PAID FOR THEM. ACCORDINGLY, YOU CAN LOSE MONEY INVESTING IN THIS FUND.

FUND REPORT

For the six months ended November 30, 2005

MARKET CONDITIONS


Throughout the six-month period ended November 30, 2005, economic reports continued to show moderate growth, sustained consumer spending, and reasonable gains in employment. Although core inflation (which excludes food and energy) remained benign, inflationary concerns mounted during the summer as heavy demand and geopolitical events drove oil prices to protracted highs. September brought heightened uncertainty in the wake of the unprecedented devastation caused by Hurricanes Rita and Katrina. The immediate economic impact was a major disruption of the nation's energy infrastructure. However, in the weeks that followed, economists generally agreed that an initial slowdown would be followed by a growth stimulus from reconstruction.

The Federal Open Market Committee (the Fed) continued the "measured" rate tightening cycle it began in June of 2004, raising the federal funds target rate four times during the six-month period. As a result, the rate moved from 3.00 percent to 4.00 percent, a four-year high. Yet, as the period closed, signals from the Fed supported investors' expectations of additional increases.

Within this context, long-term municipal bond yields generally moved higher during the period. Representative yields on 30-year AAA rated municipal bonds increased from 4.25 percent at the start of the period to 4.55 percent at the end of November. Yields of shorter maturity bonds, which are more directly influenced by the Fed's actions, rose more significantly. Overall, the municipal yield curve continued to flatten and the yield spread (or differential between one-year rates and 30-year rates) narrowed. In this environment, the benefits of leveraged investment strategies proved less advantageous. (Leverage involves borrowing at short-term rates to purchase longer-term securities, thereby taking advantage of the differential between short- and long-term yields.) Investors' quest for yield favored lower-quality bonds over high-grade issues and kept credit spreads relatively tight.

Lower yields during most of the year led to a surge in refinancing activity, and municipal issuance remained strong. New issue volume increased by 14 percent to a record $371 billion during the first 11 months of the calendar year. As issuers rushed to refinance higher cost debt, refundings increased to 32 percent of total issuance, up from 25 percent in the first 11 months of 2004. Bonds backed by insurance dominated issuance and increased their market penetration to nearly 60 percent. Issuers in California, New York, Texas, Florida and Pennsylvania accounted for more than 40 percent of the total underwriting volume during the year-to-date period.

The municipal-to-Treasury yield ratio, which gauges performance between the two markets, remained attractive for tax-exempt bonds. The 30-year ratio averaged 97 percent during the period and moved as high as 102 percent in June. (Higher ratios indicate increased relative attractiveness of municipal bonds.) As a result, institutional investors that normally focus on taxable bond sectors supported municipals by "crossing over" to purchase tax-exempt bonds.

PERFORMANCE ANALYSIS


For the six-month period ended November 30, 2005, the net asset value (NAV) of Morgan Stanley Municipal Premium Income Trust (PIA) decreased from $10.45 to $10.22 per share. Based on this change plus reinvestment of tax-free dividends totaling $0.27 per share, PIA's total NAV return was 0.73 percent. PIA's value on the New York Stock Exchange (NYSE) moved from $9.10 to $8.90 per share during the same period. Based on this change plus reinvestment of dividends, the Fund's total market return was 0.73 percent. On November 30, 2005, PIA's NYSE market price was at a 12.9 percent discount to its NAV. During the six-month period ended November 30, 2005, the Fund purchased and retired 343,800 shares of common stock at a weighted average market discount of 11.78 percent. Past performance is no guarantee of future results.

Monthly dividends for the fourth quarter of 2005, declared in September, were unchanged at $0.045 per share. The dividend reflects the current level of the Fund's net investment income. PIA's level of undistributed net investment income was $0.114 per share on November 30, 2005, versus $0.113 per share six months earlier.(1)

During the period, the Fund maintained a conservative strategy in anticipation of continued Fed tightening and higher interest rates. The Fund's duration* (a measure of interest rate sensitivity) was positioned defensively throughout the period. This duration stance helped total returns as rates rose. Reflecting leverage, the Fund's option-adjusted duration was 10.3 years at the end of the reporting period. PIA's credit profile remained high, with nearly 80 percent of the bonds in the portfolio rated AA or higher. Consistent with a commitment to diversification, the Fund's net assets, including preferred shares, of $281 million were invested among 12 long-term sectors and 83 credits.

As discussed in previous reports, the total income available for distribution to holders of common shares includes incremental income provided by the Fund's outstanding Auction Rate Preferred Shares (ARPS). ARPS dividends reflect prevailing short-term interest rates on maturities ranging from one week to two years. Incremental income to holders of common shares depends on two factors: the amount of ARPS outstanding and the spread between the portfolio's cost yield and its ARPS auction rate and expenses. The greater the spread and the higher the amount of ARPS outstanding, the greater the amount of incremental income available for distribution to holders of common shares. The level of net investment income available for distribution to holders of common shares varies with the level of short-term interest rates. ARPS leverage also increases the price volatility of common shares and has the effect of extending portfolio duration.

During this six-month period, ARPS leverage contributed approximately $0.06 per share to common-share earnings. The Fund has five ARPS series totaling $100 million, representing 36 percent of net assets, including preferred shares.

The Fund's procedure for reinvesting all dividends and distributions in common shares is through purchases in the open market. This method helps support the market value of the Fund's shares. In addition, we would like to remind you that the Trustees have approved a procedure whereby the Fund may, when appropriate, purchase shares in the open market or in privately negotiated transactions at a price not above market value or net asset value, whichever is lower at the time of purchase. The Fund may also utilize procedures to reduce or eliminate the amount of ARPS outstanding, including their purchase in the open market or in privately negotiated transactions.

------------------------

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. INVESTMENT RETURN, NET ASSET VALUE AND COMMON SHARE MARKET PRICE WILL FLUCTUATE AND FUND SHARES, WHEN SOLD, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

There is no guarantee that any sectors mentioned will continue to perform well or that securities in such sectors will be held by the Fund in the future.

(1) Income earned by certain securities in the portfolio may be subject to the federal alternative minimum tax (AMT).

* A measure of the sensitivity of a bond's price to changes in interest rates, expressed in years. Each year of duration represents an expected 1 percent change in the price of a bond for every 1 percent change in interest rates. The longer a bond's duration, the greater the effect of interest-rate movements on its price. Typically, funds with shorter durations perform better in rising-interest-rate environments, while funds with longer durations perform better when rates decline.

   TOP FIVE SECTORS
   Water & Sewer                                       30.2%
   Transportation Facilities                           21.1
   IDR/PCR**                                           17.0
   Hospital                                            14.2
   Electric                                            13.1

   LONG-TERM CREDIT ANALYSIS
   Aaa/AAA                                             59.9%
   Aa/AA                                               19.4
   A/A                                                  4.7
   Baa/BBB                                             11.2
   Ba/BB                                                1.8
   Non-Rated                                            3.0

** Industrial Development/Pollution Control Revenue

Data as of November 30, 2005. Subject to change daily. All percentages for top five sectors are as a percentage of net assets applicable to common shareholders and all percentages for long-term credit analysis are as a percentage of total long-term investments. These data are provided for informational purposes only and should not be deemed a recommendation to buy or sell the securities mentioned. Morgan Stanley is a full-service securities firm engaged in securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

FOR MORE INFORMATION
ABOUT PORTFOLIO HOLDINGS

EACH MORGAN STANLEY FUND PROVIDES A COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS IN ITS SEMIANNUAL AND ANNUAL REPORTS WITHIN 60 DAYS OF THE END OF THE FUND'S SECOND AND FOURTH FISCAL QUARTERS BY FILING THE SCHEDULE ELECTRONICALLY WITH THE SECURITIES AND EXCHANGE COMMISSION (SEC). THE SEMIANNUAL REPORTS ARE FILED ON FORM N-CSRS AND THE ANNUAL REPORTS ARE FILED ON FORM N-CSR. MORGAN STANLEY ALSO DELIVERS THE SEMIANNUAL AND ANNUAL REPORTS TO FUND SHAREHOLDERS AND MAKES THESE REPORTS AVAILABLE ON ITS PUBLIC WEB SITE, WWW.MORGANSTANLEY.COM. EACH MORGAN STANLEY FUND ALSO FILES A COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS WITH THE SEC FOR THE FUND'S FIRST AND THIRD FISCAL QUARTERS ON FORM N-Q. MORGAN STANLEY DOES NOT DELIVER THE REPORTS FOR THE FIRST AND THIRD FISCAL QUARTERS TO SHAREHOLDERS, NOR ARE THE REPORTS POSTED TO THE MORGAN STANLEY PUBLIC WEB SITE. YOU MAY, HOWEVER, OBTAIN THE FORM N-Q FILINGS (AS WELL AS THE FORM N-CSR AND N-CSRS FILINGS) BY ACCESSING THE SEC'S WEB SITE, HTTP://WWW.SEC.GOV. YOU MAY ALSO REVIEW AND COPY THEM AT THE SEC'S PUBLIC REFERENCE ROOM IN WASHINGTON, DC. INFORMATION ON THE OPERATION OF THE SEC'S PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING THE SEC AT (800) SEC-0330. YOU CAN ALSO REQUEST COPIES OF THESE MATERIALS, UPON PAYMENT OF A DUPLICATING FEE, BY ELECTRONIC REQUEST AT THE SEC'S E-MAIL ADDRESS (PUBLICINFO@SEC.GOV) OR BY WRITING THE PUBLIC REFERENCE SECTION OF THE SEC, WASHINGTON, DC 20549-0102.

DISTRIBUTION BY MATURITY
(% of Long-Term Portfolio) As of November 30, 2005


WEIGHTED AVERAGE MATURITY: 19 YEARS(A)

0-5                                                                               11
6-10                                                                               5
11-15                                                                             12
16-20                                                                             29
21-25                                                                             19
26-30                                                                             14
30+                                                                               10

(a)  Where applicable maturities reflect mandatory tenders, put and call dates.

    Portfolio structure is subject to change.

                       Geographic Summary of Investments
            Based on Market Value as a Percent of Total Investments

Alabama................     2.6%
Arizona................     5.1
Arkansas...............     0.3
California.............    10.1
Colorado...............     1.7
Connecticut............     0.8
Florida................     5.7
Georgia................     4.7
Hawaii.................     1.2
Illinois...............     3.5
Indiana................     1.5
Iowa...................     1.1%
Kentucky...............     1.2
Louisiana..............     1.8
Maryland...............     0.4
Massachusetts..........     0.7
Michigan...............     4.3
Minnesota..............     1.8
Missouri...............     0.6
Nevada.................     1.2
New Jersey.............     3.7
New York...............    16.1
North Carolina.........     1.1%
Ohio...................     3.3
Oregon.................     0.6
Pennsylvania...........     5.6
Rhode Island...........     1.1
South Carolina.........     1.9
Texas..................    12.4
Utah...................     1.3
Washington.............     1.6
West Virginia..........     1.0
                          -----
Total+.................   100.0%
                          =====


------------------------

+ Does not include open short futures contracts with an underlying face amount of $25,528,750, with unrealized appreciation of $45,902.

CALL AND COST (BOOK) YIELD STRUCTURE
(Based on Long-Term Portfolio) As of November 30, 2005


YEARS BONDS CALLABLE -- WEIGHTED AVERAGE CALL PROTECTION: 6 YEARS

2006(a)                                                                           11
2007                                                                               2
2008                                                                               8
2009                                                                               3
2010                                                                               7
2011                                                                              10
2012                                                                               7
2013                                                                              15
2014                                                                              18
2015+                                                                             19

COST (BOOK) YIELD(B) -- WEIGHTED AVERAGE BOOK YIELD: 5.1%

2006(a)                                                                           5.9
2007                                                                              5.7
2008                                                                              5.4
2009                                                                              5.8
2010                                                                              5.5
2011                                                                              5.0
2012                                                                              4.7
2013                                                                              4.9
2014                                                                              4.8
2015+                                                                             5.1

(a)  May include issues initially callable in previous years.

(b) Cost or "book" yield is the annual income earned on a portfolio investment based on its original purchase price before the Fund's operating expenses. For example, the Fund is earning a book yield of 5.9% on 11% of the long-term portfolio that may be called in 2006.

     Portfolio structure is subject to change.

Morgan Stanley Municipal Premium Income Trust
PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2005 (UNAUDITED)

PRINCIPAL
AMOUNT IN                                                              COUPON   MATURITY
THOUSANDS                                                               RATE      DATE         VALUE
---------------------------------------------------------------------------------------------------------
            Tax-Exempt Municipal Bonds (143.9%)
            General Obligation (10.8%)
$  2,000    Los Angeles Unified School District, California, 2003 Ser
              A (FSA)................................................  5.25 %   07/01/20   $   2,159,400
   2,000    Connecticut, 2001 Ser D..................................  5.00     11/15/20       2,103,440
   2,500    Chicago Park District, Illinois, 2004 Ser A (Ambac)......  5.00     01/01/28       2,580,025
   2,000    Du Page County Community Unit School District #200,
              Illinois, Ser 2003 B (FSA).............................  5.25     11/01/21       2,156,940
            New York City, New York,
   2,000      2006 Ser F.............................................  5.00     09/01/23       2,069,320
   1,000      2005 Ser G.............................................  5.00     12/01/23       1,032,560
            Pennsylvania,
   1,000      RITES PA - 1112 A (MBIA)...............................  6.725@   01/01/18       1,114,700
   1,000      RITES PA - 1112 B (MBIA)...............................  6.725@   01/01/19       1,156,180
   5,000    Charleston County School District, South Carolina, Ser
              2004 A.................................................  5.00     02/01/22       5,247,450
                                                                                           -------------
--------
                                                                                              19,620,015
  18,500
                                                                                           -------------
--------
            Educational Facilities Revenue (7.1%)
   2,500    University of Alabama, Ser 2004 A (MBIA).................  5.25     07/01/20       2,697,775
   2,000    California Educational Facilities Authority, Mills
              College Ser 2005 A.....................................  5.00     09/01/34       2,003,220
   3,000    North Carolina Capital Facilities Finance Agency, Duke
              University Ser 2005 A..................................  5.00     10/01/41       3,078,360
   5,000    Swarthmore Boro Authority, Pennsylvania, Swarthmore
              College Ser 2001.......................................  5.00     09/15/31       5,104,150
                                                                                           -------------
--------
                                                                                              12,883,505
  12,500
                                                                                           -------------
--------
            Electric Revenue (13.1%)
   8,000    Salt River Project Agricultural Improvement & Power
              District, Arizona, Ser 2002 B..........................  5.00     01/01/26       8,286,720
   1,550    Los Angeles Department of Water & Power, California, 2001
              Ser A..................................................  5.00     07/01/24       1,575,606
   5,000    Orlando Utilities Commission, Florida, Water & Electric
              Ser 2001...............................................  5.00     10/01/22       5,268,750
   3,000    Long Island Power Authority, New York, Ser 2004 A
              (Ambac)................................................  5.00     09/01/34       3,095,280
   3,365    Intermountain Power Agency, Utah, Refg 1997 Ser B
              (MBIA).................................................  5.75     07/01/19       3,544,422
   2,000    Grant County Public Utility District #2, Washington,
              Wanapum Hydroelectric 2005 Ser A (FGIC)................  5.00     01/01/34       2,049,080
                                                                                           -------------
--------
                                                                                              23,819,858
  22,915
                                                                                           -------------
--------
            Hospital Revenue (14.2%)
   3,500    Birmingham-Carraway Special Care Facilities Financing
              Authority, Alabama, Carraway Methodist Health Ser 1995
              A (Connie Lee).........................................  5.875    08/15/15       3,576,195
   1,000    Washington County, Arkansas, Washington Regional Medical
              Center Ser 2005 A......................................  5.00     02/01/35         989,630

8
                       See Notes to Financial Statements

Morgan Stanley Municipal Premium Income Trust
PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2005 (UNAUDITED) continued

PRINCIPAL
AMOUNT IN                                                              COUPON   MATURITY
THOUSANDS                                                               RATE      DATE         VALUE
---------------------------------------------------------------------------------------------------------
$  1,000    California Statewide Community Development Authority,
              Huntington Memorial Hospital Ser 2005..................  5.00 %   07/01/27   $   1,017,100
   2,000    Indiana Health Facilities Financing Authority, Community
              Health Ser 2005 A (Ambac)..............................  5.00     05/01/35       2,051,300
            Louisiana Public Facilities Authority,
   3,000      Baton Rouge General Medical Center FHA Insured Mtge Ser
              2004 (MBIA)............................................  5.25     07/01/33       3,104,640
   2,000      Ochsner Clinic Ser 2002................................  5.50     05/15/32       2,005,400
   1,000    Maryland Health & Higher Education Facilities Authority,
              Johns Hopkins Hospital Ser 2003........................  5.00     11/15/28       1,030,750
   3,500    Kent Hospital Finance Authority, Michigan, Metropolitan
              Hospital Ser 2005 A....................................  6.25     07/01/40       3,782,730
   1,100    Glencoe, Minnesota, Glencoe Regional Health Services Ser
              2005...................................................  5.00     04/01/31       1,077,483
   2,000    New York State Dormitory Authority, Montefiore Hospital
              FHA Insured Mtge Ser 2004 (FGIC).......................  5.00     08/01/29       2,067,500
   5,000    Lehigh County General Purpose Authority, Pennsylvania, St
              Luke's of Bethlehem Ser A 2003.........................  5.375    08/15/33       5,131,200
                                                                                           -------------
--------
                                                                                              25,833,928
  25,100
                                                                                           -------------
--------
            Industrial Development/Pollution Control Revenue (17.0%)
   5,655    Pima County Industrial Development Authority, Arizona,
              Tucson Electric Power Co Refg Ser 1988 A (FSA).........  7.25     07/15/10       5,766,234
   3,000    Tobacco Settlement Authority, Iowa, Ser 2005 C...........  5.50     06/01/42       2,919,480
   1,000    Salem County Pollution Control Financing Authority, New
              Jersey, E I du Pont de Nemours & Co 1992 Ser A (AMT)...  6.13     07/15/22       1,000,740
            New York City Industrial Development Agency, New York,
   5,000      American Airlines Inc Ser 2005 (AMT)...................  7.75     08/01/31       4,833,200
   8,000      Brooklyn Navy Yard Cogeneration Partners LP Ser 1997
              (AMT)..................................................  5.65     10/01/28       7,990,160
   2,000      7 World Trade Center, LLC Ser A........................  6.25     03/01/15       2,093,320
   5,000    New York Counties Tobacco Trust IV, New York, Ser 2005
              A......................................................  5.00     06/01/45       4,572,600
   1,500    Brazos River Authority, Texas, Texas Utilities Electric
              Co. Refg Ser 1999 A (AMT)..............................  7.70     04/01/33       1,758,180
                                                                                           -------------
--------
                                                                                              30,933,914
  31,155
                                                                                           -------------
--------
            Mortgage Revenue - Multi-Family (0.2%)
     345    Minnesota Housing Finance Agency, Rental 1995 Ser D
--------      (MBIA).................................................  6.00     02/01/22         350,648
                                                                                           -------------

                                                                               9
                       See Notes to Financial Statements

Morgan Stanley Municipal Premium Income Trust
PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2005 (UNAUDITED) continued

PRINCIPAL
AMOUNT IN                                                              COUPON   MATURITY
THOUSANDS                                                               RATE      DATE         VALUE
---------------------------------------------------------------------------------------------------------
            Mortgage Revenue - Single Family (0.2%)
$    155    Colorado Housing & Finance Authority Ser 1997 A-2
              (AMT)..................................................  7.25 %   05/01/27   $     157,069
      10    Kansas City Leavenworth & Lenexa, Kansas, GNMA-Backed Ser
              1998 C (AMT)...........................................  8.00     11/01/20          10,020
     240    Missouri Housing Development Commission, Homeownership
              1996 Ser D (AMT).......................................  7.10     09/01/27         243,662
                                                                                           -------------
--------
                                                                                                 410,751
     405
                                                                                           -------------
--------
            Public Facilities Revenue (7.3%)
   1,000    Jefferson County, Alabama, School Ser 2004 A.............  5.50     01/01/22       1,074,130
            Fort Collins, Colorado,
   2,040      Ser 2004 A.............................................  5.375    06/01/21       2,213,706
   2,155      Ser 2004 A COPs (Ambac)................................  5.375    06/01/22       2,332,076
            Saint Paul Independent School District #625, Minnesota,
   1,700      Ser 1995 C COPs........................................  5.45     02/01/11       1,703,247
   1,800      Ser 1995 C COPs........................................  5.50     02/01/12       1,803,510
   1,500    Oregon Department of Administrative Services, Ser 2005 B
              COPs (FGIC)............................................  5.00     11/01/21       1,585,875
   2,400    Goat Hill Properties, Washington, Governmental Office
              Building Ser 2005 (MBIA)...............................  5.00     12/01/33       2,451,480
                                                                                           -------------
--------
                                                                                              13,164,024
  12,595
                                                                                           -------------
--------
            Transportation Facilities Revenue (21.1%)
   3,000    Florida, Department of Transportation, Ser 2002 A
              (MBIA).................................................  5.00     07/01/25       3,122,190
            Miami-Dade County, Florida, Miami Int'l Airport,
   2,500      Ser 2000 B (FGIC)......................................  5.75     10/01/24       2,733,975
   2,000      Ser 2005 A (AMT) (CIFG)................................  5.00     10/01/38       2,022,340
            Georgia State Road & Tollway Authority,
   2,000      Ser 2004...............................................  5.00     10/01/22       2,119,760
   3,000      Ser 2004...............................................  5.00     10/01/23       3,171,390
   5,000    Chicago, Illinois, Chicago-O'Hare Int'l Airport Ser 1996
              A (Ambac)..............................................  5.625    01/01/12       5,109,550
   2,000    Massachusetts Turnpike Authority, Metropolitan Highway
              Ser 1997 A (MBIA)......................................  5.00     01/01/37       2,024,120
   5,000    New Jersey Turnpike Authority, Ser 2003 A (Ambac)........  5.00     01/01/30       5,163,850
   3,000    Metropolitan Transportation Authority, New York, State
              Service Contract Refg Ser 2002 B (MBIA)................  5.50     07/01/20       3,273,600
   3,000    Triborough Bridge & Tunnel Authority, New York, Refg Ser
              2002 B.................................................  5.25     11/15/19       3,243,720
   2,000    Pennsylvania Turnpike Commission, Ser R 2001 (Ambac).....  5.00     12/01/30       2,067,260
   3,000    Rhode Island Economic Development Corporation, Airport
              2005 Ser C (MBIA)......................................  5.00     07/01/28       3,105,000
   1,000    Harris County, Texas, Toll Road Sr Lien Ser 2005 A
              (FSA)..................................................  5.25     08/15/35       1,042,420
                                                                                           -------------
--------
                                                                                              38,199,175
  36,500
                                                                                           -------------
--------

10
                       See Notes to Financial Statements

Morgan Stanley Municipal Premium Income Trust
PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2005 (UNAUDITED) continued

PRINCIPAL
AMOUNT IN                                                              COUPON   MATURITY
THOUSANDS                                                               RATE      DATE         VALUE
---------------------------------------------------------------------------------------------------------
            Water & Sewer Revenue (30.2%)
$  2,000    Camarillo Public Finance Authority, California,
              Wastewater Ser 2005 (Ambac)............................  5.00 %   06/01/36   $   2,077,020
   3,000    Los Angeles Department of Water & Power, California,
              Water 2004 Ser C (MBIA)................................  5.00     07/01/25       3,115,470
   3,000    Oxnard Financing Authority, California, Wastewater 2004
              Ser A (FGIC)...........................................  5.00     06/01/29       3,112,530
   3,000    San Diego County Water Authority, California, Ser 2004 A
              COPs (FSA).............................................  5.00     05/01/29       3,110,520
   2,460    JEA, Florida, Water & Sewer Sub-second Crossover Ser
              (MBIA).................................................  5.00     10/01/24       2,575,202
   3,000    Atlanta, Georgia, Water & Wastewater Ser 1999 A (FGIC)...  5.50     11/01/22       3,381,150
   4,000    Augusta, Georgia, Water & Sewerage Ser 2000 (FSA)........  5.25     10/01/22       4,267,240
            Indianapolis Local Public Improvement Bond Bank, Indiana,
   1,000      Waterworks Ser 2002 A (MBIA)...........................  5.50     01/01/18       1,091,200
   1,000      Waterworks Ser 2002 A (MBIA)...........................  5.50     01/01/19       1,091,200
   3,215    Louisville & Jefferson County Metropolitan Sewer
              District, Kentucky, Ser 2001 A (MBIA)..................  5.375    05/15/22       3,488,661
   1,755    Detroit, Michigan, Water Supply Sr Lien Ser 2001 A
              (FGIC).................................................  5.25     07/01/33       1,846,383
   3,000    Las Vegas Water District, Nevada, Impr and Refg Ser 2003
              A (FGIC)...............................................  5.25     06/01/22       3,224,040
   2,000    Passaic Valley Sewerage Commissioners, New Jersey, Ser F
              (FGIC).................................................  5.00     12/01/19       2,123,020
   1,675    Cleveland, Ohio, Waterworks Impr & Refg 1998 Ser I
              (FSA)..................................................  5.00     01/01/23       1,732,419
   5,000    Austin, Texas, Water & Wastewater Refg Ser 2001 A
              (FSA)..................................................  5.125    05/15/27       5,149,400
  10,000    Houston, Texas, Combined Utility Refg 2004 Ser A
              (FGIC).................................................  5.25     05/15/23      10,671,100
   2,700    West Virginia Water Development Authority, Loan Program
              IV 2005 Ser A (FSA)....................................  5.00     11/01/44       2,760,291
                                                                                           -------------
--------
                                                                                              54,816,846
  51,805
                                                                                           -------------
--------
            Other Revenue (13.0%)
   5,000    California Economic Recovery, Ser 2004 A++...............  5.00     07/01/16       5,373,450
            Golden State Tobacco Securitization Corporation,
              California,
   2,000      Enhanced Asset Backed Ser 2005 A (Ambac)...............  5.00     06/01/29       2,050,740
   2,470      Enhanced Asset Backed Ser 2005 A.......................  5.00     06/01/45       2,461,552
   2,000    New Jersey Economic Development Authority, Cigarette Tax
              Ser 2004...............................................  5.75     06/15/29       2,098,240
   2,000    New York City Transitional Finance Authority, New York,
              Refg 2003 Ser A........................................  5.50     11/01/26       2,173,820
   8,000    New York State Local Government Assistance Corporation,
              Refg Ser 1997 B (MBIA).................................  5.00     04/01/21       8,322,000
   1,000    Philadelphia, Pennsylvania, Gas Works Eighteenth Ser
              (AGC)..................................................  5.25     08/01/20       1,069,210
                                                                                           -------------
--------
                                                                                              23,549,012
  22,470
                                                                                           -------------
--------

                                                                              11
                       See Notes to Financial Statements

Morgan Stanley Municipal Premium Income Trust
PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2005 (UNAUDITED) continued

PRINCIPAL
AMOUNT IN                                                              COUPON   MATURITY
THOUSANDS                                                               RATE      DATE         VALUE
---------------------------------------------------------------------------------------------------------
            Refunded (9.7%)
$  3,000    Hawaii, 1999 Ser CT (FSA)................................  5.875%   09/01/09+  $   3,279,900
   1,340    Missouri Health & Educational Facilities Authority,
              Missouri, Baptist Medical Center Refg Ser 1989 (ETM)...  7.625    07/01/18       1,582,486
   3,000    Barberton City School District, Ohio, Ser 1998 (FGIC)....  5.125    11/01/08+      3,140,730
   4,000    Montgomery County, Ohio, Franciscan Medical
              Center - Dayton Ser 1997...............................  5.50     01/01/10+      4,247,960
   5,000    La Joya Independent School District, Texas, Ser 2000
              (PSF)..................................................  5.50     02/15/10+      5,382,800
                                                                                           -------------
--------
                                                                                              17,633,876
  16,340
                                                                                           -------------
--------
 250,630    Total Tax-Exempt Municipal Bonds (Cost $253,027,546)........................     261,215,552
                                                                                           -------------
--------
            Short-Term Tax-Exempt Municipal Obligations (9.2%)
   6,200    Michigan State University, Ser 2002 A (Demand
              12/01/05)..............................................  3.00*    08/15/32       6,200,000
   1,900    Harris County Health Facilities Development Corporation,
              Texas, Methodist Hospital Ser 2005 B (Demand
              12/01/05)..............................................  3.00*    12/01/32       1,900,000
   8,500    San Antonio, Texas, Electric & Gas Refg Ser 1994 C
              INFLOS.................................................  6.32@    02/01/06       8,541,905
                                                                                           -------------
--------
  16,600    Total Short-Term Tax-Exempt Municipal Obligations (Cost $16,600,000)........      16,641,905
                                                                                           -------------
--------

$267,230    Total Investments (Cost $269,627,546) (a) (b)......................   153.1%     277,857,457
            Other Assets in Excess of Liabilities..............................     2.0        3,701,793

            Preferred Shares of Beneficial Interest............................   (55.1)    (100,062,666)
                                                                                  -----     ------------
            Net Assets Applicable to Common Shareholders.......................   100.0%    $181,496,584
                                                                                  =====     ============

12
                       See Notes to Financial Statements

Morgan Stanley Municipal Premium Income Trust
PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2005 (UNAUDITED) continued

---------------------

Note: The categories of investments are shown as a percentage of net assets applicable to common shareholders.

   AMT      Alternative Minimum Tax.
   COPs     Certificates of Participation.
   ETM      Escrowed to maturity.
   INFLOS   Inverse Floating Rate Securities.
   PSF      Texas Permanent School Fund Guarantee Program.
   RITES    Residual Interest Tax-Exempt Securities (Illiquid
            securities).
   *        Current coupon of variable rate demand obligation.
   +        Prerefunded to call date shown.
   ++       A portion of this security has been physically segregated in connection with open futures contracts in an amount equal to
            $130,000.
   @        Current coupon rate for inverse floating rate municipal
            obligation. This rate resets periodically as the auction
            rate on the related security changes. Positions in inverse floating rate municipal obligations have a total value of
            $10,812,785 which represents 6.0% of net assets applicable to common shareholders.
   (a)      Securities have been designated as collateral in an amount equal to $30,367,392 in connection with open futures
            contracts.
   (b)      The aggregate cost for federal income tax purposes is
            $269,539,397. The aggregate gross unrealized appreciation is
            $9,139,993 and the aggregate gross unrealized depreciation is $821,933, resulting in net unrealized appreciation of
            $8,318,060.
Bond Insurance:
---------------
   AGC      Assured Guaranty Corporation.
  Ambac     Ambac Assurance Corporation.
   CIFG     CIFG Assurance North America Inc.
Connie Lee  Connie Lee Insurance Company - A wholly owned subsidiary of
            Ambac Assurance Corporation.
   FGIC     Financial Guaranty Insurance Company.
   FSA      Financial Security Assurance Inc.
   MBIA     Municipal Bond Investors Assurance Corporation.

FUTURES CONTRACTS OPEN AT NOVEMBER 30, 2005:

                                DESCRIPTION,            UNDERLYING
NUMBER OF                      DELIVERY MONTH          FACE AMOUNT     UNREALIZED
CONTRACTS  LONG/SHORT             AND YEAR               AT VALUE     APPRECIATION
-----------------------------------------------------------------------------------
   200       Short        U.S. Treasury Notes 5 Yr     $(21,187,500)     $32,262
                                 March 2006
   40        Short       U.S. Treasury Notes 10 Yr      (4,341,250)       13,640
                                 March 2006
                                                                         -------
                       Total Unrealized Appreciation...............      $45,902
                                                                         =======

                                                                              13
                       See Notes to Financial Statements

Morgan Stanley Municipal Premium Income Trust
FINANCIAL STATEMENTS

Statement of Assets and Liabilities
November 30, 2005 (unaudited)

Assets:
Investments in securities, at value (cost $269,627,546).....  $277,857,457
Receivable for:
    Interest................................................     3,849,443
    Investment sold.........................................       100,229
    Variation margin........................................        21,876
Prepaid expenses and other assets...........................        92,243
                                                              ------------
    Total Assets............................................   281,921,248
                                                              ------------
Liabilities:
Payable for:
    Investment advisory fee.................................       101,919
    Transfer agent fee......................................        29,420
    Administration fee......................................        20,384
    Common shares of beneficial interest repurchased........         9,834
Payable to bank.............................................        79,710
Accrued expenses and other payables.........................       120,731
                                                              ------------
    Total Liabilities.......................................       361,998
                                                              ------------
Preferred shares of beneficial interest (at liquidation
  value) (1,000,000 shares authorized of non-participating
  $.01 par value, 1,000 shares outstanding).................   100,062,666
                                                              ------------
    Net Assets Applicable to Common Shareholders............  $181,496,584
                                                              ============
Composition of Net Assets Applicable to Common Shareholders:
Common shares of beneficial interest (unlimited shares
  authorized of $.01 par value, 17,764,994 shares
  outstanding)..............................................  $168,111,730
Net unrealized appreciation.................................     8,275,813
Accumulated undistributed net investment income.............     2,025,698
Accumulated net realized gain...............................     3,083,343
                                                              ------------
    Net Assets Applicable to Common Shareholders............  $181,496,584
                                                              ============
Net Asset Value Per Common Share
($181,496,584 divided by 17,764,994 common shares
outstanding)................................................        $10.22
                                                              ============

14
                       See Notes to Financial Statements

Morgan Stanley Municipal Premium Income Trust
FINANCIAL STATEMENTS continued

Statement of Operations
For the six months ended November 30, 2005 (unaudited)

Net Investment Income:
Interest Income.............................................  $  6,901,837
                                                              ------------
Expenses
Investment advisory fee.....................................       574,232
Auction commission fees.....................................       193,528
Administration fee..........................................       114,846
Professional fees...........................................        36,164
Transfer agent fees and expenses............................        30,196
Shareholder reports and notices.............................        25,093
Auction agent fees..........................................        19,622
Registration fees...........................................         8,718
Custodian fees..............................................         6,975
Trustees' fees and expenses.................................         5,432
Other.......................................................        24,817
                                                              ------------
    Total Expenses..........................................     1,039,623

Less: expense offset........................................       (2,941)
                                                              ------------
    Net Expenses............................................     1,036,682
                                                              ------------
    Net Investment Income...................................     5,865,155
                                                              ------------
Net Realized and Unrealized Gain (Loss):
Net Realized Gain on:
Investments.................................................     3,959,294
Futures contracts...........................................       426,390
                                                              ------------
    Net Realized Gain.......................................     4,385,684
                                                              ------------
Net Change in Unrealized Appreciation/Depreciation on:
Investments.................................................   (9,107,289)
Futures contracts...........................................        63,169
                                                              ------------
    Net Depreciation........................................   (9,044,120)
                                                              ------------
    Net Loss................................................   (4,658,436)
                                                              ------------
Dividends to preferred shareholders from net investment
  income....................................................   (1,044,062)
                                                              ------------
Net Increase................................................  $    162,657
                                                              ============

                                                                              15
                       See Notes to Financial Statements

Morgan Stanley Municipal Premium Income Trust
FINANCIAL STATEMENTS continued

Statement of Changes in Net Assets

                                                                 FOR THE SIX      FOR THE YEAR
                                                                MONTHS ENDED         ENDED
                                                              NOVEMBER 30, 2005   MAY 31, 2005
                                                              -----------------   ------------
                                                                 (unaudited)
Increase (Decrease) in Net Assets:
Operations:
Net investment income.......................................    $  5,865,155      $ 11,908,710
Net realized gain...........................................       4,385,684         1,092,498
Net change in unrealized appreciation/depreciation..........      (9,044,120)        9,061,745
Dividends to preferred shareholders from net investment
  income....................................................      (1,044,062)       (1,652,096)
                                                                ------------      ------------
    Net Increase............................................         162,657        20,410,857
Dividends to common shareholders from net investment
  income....................................................      (4,844,049)      (10,637,322)

Decrease from transactions in common shares of beneficial
  interest..................................................      (3,142,766)       (7,208,063)
                                                                ------------      ------------
    Net Increase (Decrease).................................      (7,824,158)        2,565,472
Net Assets Applicable to Common Shareholders:
Beginning of period.........................................     189,320,742       186,755,270
                                                                ------------      ------------
End of Period
(Including accumulated undistributed net investment income
of $2,025,698 and $2,048,654, respectively).................    $181,496,584      $189,320,742
                                                                ============      ============

16
                       See Notes to Financial Statements

Morgan Stanley Municipal Premium Income Trust
NOTES TO FINANCIAL STATEMENTS - NOVEMBER 30, 2005 (UNAUDITED)

1. Organization and Accounting Policies

Morgan Stanley Municipal Premium Income Trust (the "Fund") is registered under the Investment Company Act of 1940, as amended, as a diversified, closed-end management investment company. The Fund's investment objective is to provide a high level of current income exempt from federal income tax. The Fund was organized as a Massachusetts business trust on November 16, 1988 and commenced operations on February 1, 1989.

The following is a summary of significant accounting policies:

A. Valuation of Investments -- (1) portfolio securities are valued by an outside independent pricing service approved by the Trustees. The pricing service uses both a computerized grid matrix of tax-exempt securities and evaluations by its staff, in each case based on information concerning market transactions and quotations from dealers which reflect the mean between the last reported bid and asked price. The portfolio securities are thus valued by reference to a combination of transactions and quotations for the same or other securities believed to be comparable in quality, coupon, maturity, type of issue, call provisions, trading characteristics and other features deemed to be relevant. The Trustees believe that timely and reliable market quotations are generally not readily available for purposes of valuing tax-exempt securities and that the valuations supplied by the pricing service are more likely to approximate the fair value of such securities; (2) futures are valued at the latest sale price on the commodities exchange on which they trade unless it is determined that such price does not reflect their market value, in which case they will be valued at their fair value as determined in good faith under procedures established by and under the supervision of the Trustees; and (3) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. Accounting for Investments -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily.

C. Federal Income Tax Policy -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable and nontaxable income to its shareholders. Accordingly, no federal income tax provision is required.

Morgan Stanley Municipal Premium Income Trust
NOTES TO FINANCIAL STATEMENTS - NOVEMBER 30, 2005 (UNAUDITED) continued

D. Dividends and Distributions to Shareholders -- Dividends and distributions to shareholders are recorded on the ex-dividend date.

E. Futures Contracts -- A futures contract is an agreement between two parties to buy and sell financial instruments or contracts based on financial indices at a set price on a future date. Upon entering into such a contract, the Fund is required to pledge to the broker cash, U.S. Government securities or other liquid portfolio securities equal to the minimum initial margin requirements of the applicable futures exchange. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments known as variation margin are recorded by the Fund as unrealized gains and losses. Upon closing of the contract, the Fund realizes a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

F. Use of Estimates -- The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

2. Investment Advisory/Administration Agreements

Pursuant to an Investment Advisory Agreement with Morgan Stanley Investment Advisors Inc. (the "Investment Adviser"), the Fund pays an advisory fee, calculated weekly and payable monthly, by applying the annual rate of 0.40% to the Fund's weekly total net assets including preferred shares.

Pursuant to an Administration Agreement with Morgan Stanley Services Company Inc. (the "Administrator"), an affiliate of the Investment Adviser, the Fund pays an administration fee, calculated weekly and payable monthly, by applying the annual rate of 0.08% to the Fund's weekly total net assets including preferred shares.

3. Security Transactions and Transactions with Affiliates

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the six months ended November 30, 2005 aggregated $50,479,030 and $56,857,639, respectively. Included in the aforementioned transactions are purchases of $3,852,450 with other Morgan Stanley funds.

Morgan Stanley Trust, an affiliate of the Investment Adviser and Administrator, is the Fund's transfer agent.

The Fund has an unfunded noncontributory defined benefit pension plan covering certain independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time

Morgan Stanley Municipal Premium Income Trust
NOTES TO FINANCIAL STATEMENTS - NOVEMBER 30, 2005 (UNAUDITED) continued

of retirement. Benefits under this plan are based on factors which include years of service and compensation. The Trustees voted to close the plan to new participants and eliminate the future benefits growth due to increases to compensation after July 31, 2003. Aggregate pension costs for the six months ended November 30, 2005 included in Trustees' fees and expenses in the Statement of Operations amounted to $3,746. At November 30, 2005, the Fund had an accrued pension liability of $63,175 which is included in accrued expenses in the Statement of Assets and Liabilities.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan") which allows each independent Trustee to defer payment of all, or a portion, of the fees he receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund.

4. Common Shares of Beneficial Interest

Transactions in shares of beneficial interest were as follows:

                                                                                         CAPITAL
                                                                                         PAID IN
                                                                           PAR VALUE    EXCESS OF
                                                                SHARES     OF SHARES    PAR VALUE
                                                              ----------   ---------   ------------
Balance, May 31, 2004.......................................  18,906,449   $189,064    $178,273,541
Treasury shares purchased and retired (weighted average
  discount 11.32%)*.........................................    (797,655)    (7,976)     (7,200,087)
Reclassification due to permanent book/tax differences......      --          --                (46)
                                                              ----------   --------    ------------
Balance, May 31, 2005.......................................  18,108,794    181,088     171,073,408
Treasury shares purchased and retired (weighted average
  discount 11.78%)*.........................................    (343,800)    (3,438)     (3,139,328)
                                                              ----------   --------    ------------
Balance, November 30, 2005..................................  17,764,994   $177,650    $167,934,080
                                                              ==========   ========    ============

---------------------
   * The Trustees have voted to retire the shares purchased.

5. Preferred Shares of Beneficial Interest

The Fund is authorized to issue up to 1,000,000 non-participating preferred shares of beneficial interest having a par value of $.01 per share, in one or more series, with rights as determined by the Trustees, without the approval of the common shareholders. The Fund has issued Series A through E Auction Rate Preferred Shares ("preferred shares") which have a liquidation value of $100,000 per share plus the redemption premium, if any, plus accumulated but unpaid dividends, whether or not declared, thereon to the date of distribution. The Fund may redeem such shares, in

Morgan Stanley Municipal Premium Income Trust
NOTES TO FINANCIAL STATEMENTS - NOVEMBER 30, 2005 (UNAUDITED) continued

whole or in part, at the original purchase price of $100,000 per share plus accumulated but unpaid dividends, whether or not declared, thereon to the date of redemption. Dividends, which are cumulative, are reset through auction procedures.

                     AMOUNT                  NEXT          RANGE OF
SERIES  SHARES*   IN THOUSANDS*   RATE*   RESET DATE   DIVIDEND RATES**
------  -------   -------------   -----   ----------   ----------------
  A       200        20,000       2.90%   12/07/05      1.60%- 2.90%
  B       200        20,000       2.90    12/07/05      1.771- 2.90
  C       200        20,000       2.90    12/07/05      1.229- 2.90
  D       200        20,000       1.51    01/04/06           1.51
  E       200        20,000       2.25    07/12/06           2.25

---------------------
    * As of November 30, 2005.
   ** For the six months ended November 30, 2005.

Subsequent to November 30, 2005 and up through January 6, 2006, the Fund paid dividends to each of the Series A through E at rates ranging from 1.51% to 3.55% in the aggregate amount of $304,708.

The Fund is subject to certain restrictions relating to the preferred shares. Failure to comply with these restrictions could preclude the Fund from declaring any distributions to common shareholders or purchasing common shares and/or could trigger the mandatory redemption of preferred shares at liquidation value.

The preferred shares, which are entitled to one vote per share, generally vote with the common shares but vote separately as a class to elect two Trustees and on any matters affecting the rights of the preferred shares.

6. Dividends to Common Shareholders

The Fund declared the following dividends from net investment income:

   DECLARATION       AMOUNT         RECORD            PAYABLE
       DATE         PER SHARE        DATE              DATE
------------------  ---------  ----------------  -----------------
September 27, 2005   $0.045    December 9, 2005  December 23, 2005
December 27, 2005    $0.045    January 6, 2006   January 20, 2006
December 27, 2005    $0.045    February 3, 2006  February 17, 2006
December 27, 2005    $0.045     March 3, 2006     March 17, 2006

7. Federal Income Tax Status

The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or

Morgan Stanley Municipal Premium Income Trust
NOTES TO FINANCIAL STATEMENTS - NOVEMBER 30, 2005 (UNAUDITED) continued

permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

As of May 31, 2005, the Fund had net capital loss carryforward of $1,319,605 which will expire on May 31, 2012 to offset future capital gains to the extent provided by regulations.

As of May 31, 2005, the Fund had temporary book/tax differences primarily attributable to book amortization of discounts on debt securities, capital loss from mark-to-market of futures contracts and dividend payable.

8. Expense Offset

The expense offset represents a reduction of the custodian fees for earnings on cash balances maintained by the Fund.

9. Risks Relating to Certain Financial Instruments

The Fund may invest a portion of its assets in residual interest bonds, which are inverse floating rate municipal obligations. The prices of these securities are subject to greater market fluctuations during periods of changing prevailing interest rates than are comparable fixed rate obligations.

To hedge against adverse interest rate changes, the Fund may invest in financial futures contracts or municipal bond index futures contracts ("futures contracts").

These futures contracts involve elements of market risk in excess of the amount reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the value of the underlying securities. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

Morgan Stanley Municipal Premium Income Trust
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a common share of beneficial interest outstanding throughout each period:

                                               FOR THE SIX                       FOR THE YEAR ENDED MAY 31,
                                              MONTHS ENDED      -------------------------------------------------------------
                                            NOVEMBER 30, 2005     2005         2004         2003         2002         2001
                                            -----------------   ---------    ---------    ---------    ---------    ---------
                                               (unaudited)
Selected Per Share Data:
Net asset value, beginning of period......        $10.45          $ 9.88       $10.56       $10.04       $ 9.88       $ 9.08
                                                  ------          ------       ------       ------       ------       ------
Income (loss) from investment operations:
    Net investment income*................          0.33            0.64         0.66         0.68         0.70         0.69
    Net realized and unrealized gain
    (loss)................................         (0.25)           0.54        (0.68)        0.53         0.13         0.80
    Common share equivalent of dividends
    paid to preferred shareholders*.......         (0.06)          (0.09)       (0.09)       (0.09)       (0.12)       (0.19)
                                                  ------          ------       ------       ------       ------       ------
Total income (loss) from investment
 operations...............................          0.02            1.09        (0.11)        1.12         0.71         1.30
                                                  ------          ------       ------       ------       ------       ------
Less dividends and distributions from:
    Net investment income.................         (0.27)          (0.57)       (0.61)       (0.56)       (0.54)       (0.54)
    Net realized gain.....................            --              --           --        (0.07)       (0.04)          --
                                                  ------          ------       ------       ------       ------       ------
Total dividends and distributions.........         (0.27)          (0.57)       (0.61)       (0.63)       (0.58)       (0.54)
                                                  ------          ------       ------       ------       ------       ------
Anti-dilutive effect of acquiring treasury
 shares*..................................          0.02            0.05         0.04         0.03         0.03         0.04
                                                  ------          ------       ------       ------       ------       ------
Net asset value, end of period............        $10.22          $10.45       $ 9.88       $10.56       $10.04       $ 9.88
                                                  ======          ======       ======       ======       ======       ======
Market value, end of period...............        $ 8.90          $ 9.10       $ 8.93       $ 9.41       $ 9.02       $ 8.88
                                                  ======          ======       ======       ======       ======       ======
Total Return+.............................          0.73%(1)        8.54%        1.27%       11.90%        8.30%       21.92%
Ratios to Average Net Assets of Common
Shareholders:
Total expenses (before expense offset)....          1.11%(2)        1.29%(3)     1.40%(3)     1.33%(3)     1.24%(3)     1.26%(3)
Net investment income before preferred
 stock dividends..........................          6.29%(2)        6.30%        6.36%        6.76%        6.95%        7.12%
Preferred stock dividends.................          1.12%(2)        0.87%        0.83%        0.86%        1.23%        1.91%
Net investment income available to common
 shareholders.............................          5.17%(2)        5.43%        5.53%        5.90%        5.72%        5.21%
Supplemental Data:
Net assets applicable to common
 shareholders, end of period, in
 thousands................................      $181,497        $189,321     $186,755     $209,970     $206,679     $210,356
Asset coverage on preferred shares at end
 of period................................           281%            289%         286%         310%         306%         310%
Portfolio turnover rate...................            18%(1)          20%          23%          18%          11%          12%

---------------------

    * The per share amounts were computed using an average number of common shares outstanding during the period.
    + Total return is based upon the current market value on the last day of each period reported. Dividends and distributions are assumed to be reinvested at the prices obtained under the Fund's dividend reinvestment plan. Total return does not reflect brokerage commissions.
    (1)  Not annualized.
    (2)  Annualized.
    (3)  Does not reflect the effect of expense offset of 0.01%.

22
                       See Notes to Financial Statements

                      (This Page Intentionally Left Blank)

TRUSTEES

Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael E. Nugent
Fergus Reid

OFFICERS

Charles A. Fiumefreddo
Chairman of the Board

Ronald E. Robison
President and Principal Executive Officer

Joseph J. McAlinden
Vice President

Barry Fink
Vice President

Amy R. Doberman
Vice President

Carsten Otto
Chief Compliance Officer

Stefanie V. Chang
Vice President

Francis J. Smith
Treasurer and Chief Financial Officer

Thomas F. Caloia
Vice President

Mary E. Mullin
Secretary

TRANSFER AGENT

Morgan Stanley Trust
Harborside Financial Center, Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

INVESTMENT ADVISER

Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020

The financial statements included herein have been taken from the records of the Fund without examination by the independent auditors and accordingly they do not express an opinion thereon.

Investments and services offered through Morgan Stanley DW Inc., member SIPC.

(c) 2005 Morgan Stanley

[MORGAN STANLEY LOGO]

MORGAN STANLEY FUNDS

Morgan Stanley
Municipal Premium
Income Trust

Semiannual Report
November 30, 2005

[MORGAN STANLEY LOGO]

38563RPT-RA06-00015P-Y11/05

Item 2.  Code of Ethics.

Not applicable for semiannual reports.


Item 3.  Audit Committee Financial Expert.

Not applicable for semiannual reports.


Item 4. Principal Accountant Fees and Services

Not applicable for semiannual reports.


Item 5. Audit Committee of Listed Registrants.

Not applicable for semiannual reports.


Item 6.

Refer to Item 1.


Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semiannual reports.


Item 8. Portfolio Managers of Closed-End Management Investment Companies

Applicable only to reports covering periods ending on or after December 31, 2005.

Item 9. Closed-End Fund Repurchases

                    REGISTRANT PURCHASE OF EQUITY SECURITIES

Period                          (a) Total       (b) Average        (c) Total Number of   (d) Maximum Number (or
                                Number of       Price Paid per     Shares (or Units)     Approximate Dollar
                                Shares (or      Share (or Unit)    Purchased as Part     Value) of Shares (or
                                Units)                             of Publicly           Units) that May Yet Be
                                Purchased                          Announced Plans or    Purchased Under the
                                                                   Programs              Plans or Programs
June 1, 2005 ---
June 30, 2005                     73,500            $9.13                N/A                     N/A
July 1, 2005 ---
July 31, 2005                     77,500            $9.21                N/A                     N/A
August 1, 2005 ---
August 31, 2005                   52,100            $9.24                N/A                     N/A
September 1, 2005 ---
September 30, 2005                52,000            $9.25                N/A                     N/A
October 1, 2005 ---
October 31, 2005                  42,700            $9.00                N/A                     N/A
November 1, 2005 ---
November 30, 2005                 46,000            $8.91                N/A                     N/A
Total                            343,800            $9.12                N/A                     N/A

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.


Item 11. Controls and Procedures

(a) The Fund's principal executive officer and principal financial officer have concluded that the Trust's/Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits

(a) Code of Ethics - Not applicable for semiannual reports.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Municipal Premium Income Trust

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
January 19, 2006

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
January 19, 2006

/s/ Francis Smith
Francis Smith
Principal Financial Officer
January 19, 2006